Document And Entity Information	12 Months Ended
Dec. 31, 2025
Document Information Line Items
Entity Central Index Key	0001932737
Amendment Description	Amendment No. 1
Document Type	F-1/A
Entity Registrant Name	Robo.ai Inc.
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Meydan Grandstand, 6th floor
Entity Address, Address Line Two	Meydan Road
Entity Address, Address Line Three	Nad Al Sheba
Entity Address, City or Town	Dubai
Entity Address, Country	AE
City Area Code	(971)
Local Phone Number	58 543 6466
Entity Emerging Growth Company	false
Amendment Flag	true
Business Contact
Document Information Line Items
Entity Address, Address Line One	850 Library Avenue
Entity Address, Address Line Two	Suite 204
Entity Address, City or Town	Newark
City Area Code	+1 (302)
Local Phone Number	738-6680
Contact Personnel Name	Puglisi & Associates
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19711